Schedule of Rollforward of Level Three Assets and Liabilities Held at Fair Value on Recurring Basis (Parenthetical) (Detail) (Predecessor, USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Predecessor
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Effect to net income included in interest credited to contract holder funds	$ 17,600,000	$ 33,000,000	$ 125,900,000
Effect to net income included in contract benefits	$ 946,000	$ 10,200,000	$ 5,100,000